September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Science and Technology Trust (BST)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Anduril Industries, Inc.(a)(b)	139,772	$ 5,713,879
BWX Technologies, Inc.	62,691	11,558,340
		17,272,219
Automobiles — 0.9%
Tesla, Inc.(b)	30,603	13,609,766
Broadline Retail(b) — 2.0%
Amazon.com, Inc.(c)	48,555	10,661,221
MercadoLibre, Inc.	8,291	19,375,570
		30,036,791
Communications Equipment — 1.0%
Arista Networks, Inc.(b)	105,627	15,390,910
Diversified Consumer Services(b) — 0.7%
Grammarly, Inc., (Acquired 11/17/21, Cost: $18,749,975)(a)(d)	715,323	7,296,294
Stubhub Holdings, Inc., Class A(e)	189,315	3,188,065
Think & Learn Private Ltd., Class J-B, (Acquired 09/30/20, Cost: $1,524,948)(a)(d)	997	—
		10,484,359
Electrical Equipment — 0.8%
Siemens Energy AG(b)	103,458	12,164,501
Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.(b)	196,795	11,408,206
Entertainment — 3.1%
Nintendo Co. Ltd.	107,200	9,274,862
Spotify Technology SA(b)	32,410	22,622,180
Take-Two Interactive Software, Inc.(b)	54,867	14,175,438
		46,072,480
Financial Services — 2.2%
Klarna 6mo Lock Up(b)	317,160	11,623,914
Mastercard, Inc., Class A	23,298	13,252,135
Plaid(a)(b)	42,651	8,986,566
		33,862,615
Hotels, Restaurants & Leisure — 0.6%
DoorDash, Inc., Class A(b)	35,230	9,582,208
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A	124,234	30,201,285
Meta Platforms, Inc., Class A	75,759	55,635,895
Patreon, Inc., (Acquired 08/19/21, Cost: $3,352,226)(a)(b)(d)	59,524	1,139,289
		86,976,469
IT Services(b) — 3.3%
Automattic, Inc., (Acquired 02/03/21, Cost: $7,999,945)(a)(d)	94,117	2,456,454
Deep Instinct Ltd.(a)	49,350	2,961
Farmer’s Business Network, Inc.(a)	203,366	215,568
Shopify, Inc., Class A	87,771	13,043,648
Snowflake, Inc., Class A	148,657	33,529,586
		49,248,217
Media — 1.3%
MNTN, Inc., (Acquired 11/05/21, Cost: $24,999,980)(b)(d)	1,088,598	20,193,493
Professional Services — 0.4%
Thomson Reuters Corp.	40,881	6,347,908
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 31.2%
Advantest Corp.	254,500	$ 25,180,918
Astera Labs, Inc.(b)	39,826	7,797,931
Broadcom, Inc.(c)	356,296	117,545,613
Celestial Asia Securities Holdings Ltd.(a)(b)	29,105	548,338
Celestial Asia Securities Holdings Ltd., Series C-1(a)(b)	559,391	10,538,926
Credo Technology Group Holding Ltd.(b)	156,752	22,824,659
Lam Research Corp.	145,385	19,467,052
Monolithic Power Systems, Inc.	20,761	19,113,407
NVIDIA Corp.(c)(f)	1,220,808	227,778,357
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	79,987	22,339,569
		473,134,770
Software — 21.2%
AppLovin Corp., Class A(b)	35,047	25,182,671
Cadence Design Systems, Inc.(b)	73,144	25,692,561
Canva, Inc.(a)(b)	9,375	15,432,563
Crowdstrike Holdings, Inc., Class A(b)	32,514	15,944,215
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(a)(b)(d)	59,997	8,999,550
DataRobot, Inc., (Acquired 03/01/21, Cost: $583,275)(a)(b)(d)	38,789	46,547
Guidewire Software, Inc.(b)	45,904	10,551,493
Intuit, Inc.	18,732	12,792,270
Microsoft Corp.(c)	236,886	122,695,104
Oracle Corp.	188,634	53,051,426
Rubrik, Inc., Class A(b)	93,936	7,726,236
ServiceNow, Inc.(b)	8,259	7,600,593
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $997,636)(a)(b)(d)	66,422	406,503
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $5,192,307)(a)(b)(d)	361,972	1,860,536
Teya Services Ltd., (Acquired 12/17/21, Cost: $24,999,987)(a)(b)(d)	12,871	4,210,748
Xero Ltd.(b)	84,473	8,814,343
		321,007,359
Specialty Retail — 0.0%
AceVector Limited, (Acquired 08/31/18, Cost: $1,998,435)(a)(b)(d)	168,640	58,899
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	326,847	83,225,052
Wireless Telecommunication Services — 2.0%
SoftBank Group Corp.	238,900	30,144,524
Total Common Stocks — 83.8% (Cost: $523,972,692)		1,270,220,746

	Par (000)
Convertible Notes
Financial Services — 0.0%
Wyre, Inc., (Acquired 12/14/21, Cost: $8,000,000), 0.00%, 12/08/24(a)(d)	$80	1
IT Services — 0.1%
Voltron Capital, 0.00%(a)	1,663	1,246,901
Total Convertible Notes — 0.1% (Cost: $9,662,535)		1,246,902

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 16.2%(a)
Aerospace & Defense — 2.5%
Anduril Industries, Inc., Series F(b)	920,107	$ 37,613,974
Chemicals — 0.2%
Solugen, Inc., Series C, (Acquired 09/02/21, Cost: $9,999,977)(b)(d)	269,284	3,091,380
Communications Equipment — 0.4%
Astranis, Series D(b)	856,310	6,405,199
Consumer Staples Distribution & Retail — 0.9%
Grubmarket, Inc., Series E, (Acquired 10/18/21, Cost: $6,999,994)(b)(d)	709,724	14,045,438
Diversified Consumer Services(b)(d) — 0.2%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $6,249,992)	238,441	2,432,098
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	—
		2,432,098
Diversified Telecommunication Services — 0.2%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $7,000,088)(b)(d)	12,713	3,302,583
Financial Services(b)(d)(g) — 0.8%
Trumid Holdings LLC
Class J-A, (Acquired 07/24/20, Cost: $2,499,716)	5,038	2,847,377
Class J-B, (Acquired 07/24/20, Cost: $1,499,830)	5,038	2,847,377
Class L, (Acquired 09/15/21, Cost: $9,999,695)	11,420	6,454,355
		12,149,109
Interactive Media & Services(b)(d) — 0.6%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $2,857,834)	24,110	6,096,696
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $6,666,632)	119,047	2,278,559
		8,375,255
IT Services(b)(d) — 0.2%
TRAX Ltd.
(Acquired 02/18/21, Cost: $1,999,989)	38,361	642,547
(Acquired 09/12/19, Cost: $4,000,013)	106,667	1,786,672
Voltron Data, Inc.
Series A, (Acquired 01/18/22, Cost: $10,000,000)	6,201,935	930,290
Series SEED, (Acquired 07/14/21, Cost: $5,000,000)	9,090,909	454,546
		3,814,055
Professional Services — 0.3%
ANT Group Co. Ltd.	1,703,548	4,224,799
Semiconductors & Semiconductor Equipment(b) — 4.1%
Celestial Asia Securities Holdings Ltd.
Series A	185,582	3,496,365
Series B	139,646	2,630,931
PsiQuantum Corp.(d)
Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	25,902,713
Series D, (Acquired 05/21/21, Cost: $5,000,025)	190,650	7,826,182
Rivos, Inc.
Series A1	2,700,558	7,993,652
Series A2	2,464,862	6,729,073
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rivos, Inc. (continued)
Series A3	1,027,026	$ 2,803,781
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,125)(d)	187,300	4,167,425
		61,550,122
Software(b)(d) — 5.4%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $21,999,968)	156,064	22,000,342
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)	598,682	6
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $3,999,999)	279,405	41,910,750
Series G, (Acquired 02/01/21, Cost: $4,500,001)	76,113	11,416,950
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $2,999,996)	228,276	853,752
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $4,999,985)	332,896	2,543,326
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $4,807,688)	337,018	1,732,273
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $3,198,416)	281,080	1,655,561
Series C, (Acquired 09/18/20, Cost: $1,303,260)	47,600	369,852
		82,482,812
Technology Hardware, Storage & Peripherals — 0.4%
PsiQuantum Corp., Series E(b)	121,615	5,424,029
		244,910,853
Total Preferred Securities — 16.2% (Cost: $202,077,704)		244,910,853
Warrants
Software — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(b)	3,923	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 100.1% (Cost: $735,712,931)		1,516,378,501
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(h)(i)(j)	1,299,625	$ 1,300,275
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(h)(i)	9,933,615	9,933,615
Total Short-Term Securities — 0.8% (Cost: $11,234,013)		11,233,890
Total Investments Before Options Written — 100.9% (Cost: $746,946,944)		1,527,612,391
Options Written — (0.7)% (Premiums Received: $(6,469,345))		(9,997,693)
Total Investments, Net of Options Written — 100.2% (Cost: $740,477,599)		1,517,614,698
Liabilities in Excess of Other Assets — (0.2)%		(2,305,675)
Net Assets — 100.0%		$ 1,515,309,023

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $214,257,364, representing 14.1% of its net assets as of period end, and an original cost of $243,167,622.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	All or a portion of the security is held by a wholly-owned subsidiary.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 565,400	$ 734,599 (a)	$ —	$ 399	$ (123)	$ 1,300,275	1,299,625	$ 9,502 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,644,863	8,288,752 (a)	—	—	—	9,933,615	9,933,615	295,133	—
				$ 399	$ (123)	$ 11,233,890		$ 304,635	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Apple, Inc.	234	10/03/25	USD	245.00	USD	5,958	$ (231,075)
Broadcom, Inc.	98	10/03/25	USD	325.00	USD	3,233	(77,665)
Intuit, Inc.	39	10/03/25	USD	680.00	USD	2,663	(34,905)
NVIDIA Corp.	323	10/03/25	USD	185.00	USD	6,027	(114,665)
NVIDIA Corp.	374	10/03/25	USD	180.00	USD	6,978	(276,760)
Shopify, Inc., Class A	100	10/03/25	USD	143.00	USD	1,486	(65,250)
Alphabet, Inc., Class A	96	10/10/25	USD	240.00	USD	2,334	(65,760)
AppLovin Corp., Class A	36	10/10/25	USD	550.00	USD	2,587	(611,100)
Broadcom, Inc.	109	10/10/25	USD	345.00	USD	3,596	(37,605)
Meta Platforms, Inc., Class A	5	10/10/25	USD	770.00	USD	367	(1,675)
Microsoft Corp.	165	10/10/25	USD	520.00	USD	8,546	(101,887)
NVIDIA Corp.	323	10/10/25	USD	185.00	USD	6,027	(177,650)
Oracle Corp.	198	10/10/25	USD	255.00	USD	5,569	(553,410)
Snowflake, Inc., Class A	35	10/10/25	USD	235.00	USD	789	(9,363)
Spotify Technology SA	81	10/10/25	USD	735.00	USD	5,654	(54,067)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	150	10/10/25	USD	245.00	USD	4,189	(526,875)
Tesla, Inc.	18	10/10/25	USD	365.00	USD	800	(145,980)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Apple, Inc.	106	10/17/25	USD	235.00	USD	2,699	$ (219,155)
AppLovin Corp., Class A	38	10/17/25	USD	510.00	USD	2,730	(801,800)
Broadcom, Inc.	151	10/17/25	USD	310.00	USD	4,982	(375,235)
BWX Technologies, Inc.	126	10/17/25	USD	185.00	USD	2,323	(80,640)
Credo Technology Group Holding Ltd.	170	10/17/25	USD	160.36	USD	2,475	(78,800)
Guidewire Software, Inc.	101	10/17/25	USD	230.00	USD	2,322	(66,155)
MercadoLibre, Inc.	8	10/17/25	USD	2,650.00	USD	1,870	(3,000)
Meta Platforms, Inc., Class A	54	10/17/25	USD	800.00	USD	3,966	(11,664)
Microsoft Corp.	130	10/17/25	USD	525.00	USD	6,733	(80,600)
Monolithic Power Systems, Inc.	43	10/17/25	USD	910.00	USD	3,959	(159,745)
NVIDIA Corp.	220	10/17/25	USD	190.00	USD	4,105	(100,100)
NVIDIA Corp.	439	10/17/25	USD	175.00	USD	8,191	(616,795)
Rubrik, Inc., Class A	85	10/17/25	USD	100.00	USD	699	(3,613)
Rubrik, Inc., Class A	84	10/17/25	USD	80.00	USD	691	(44,520)
Take-Two Interactive Software, Inc.	58	10/17/25	USD	240.00	USD	1,498	(115,710)
Tesla, Inc.	31	10/17/25	USD	355.00	USD	1,379	(285,122)
Alphabet, Inc., Class A	98	10/24/25	USD	265.00	USD	2,382	(18,473)
Amazon.com, Inc.	5	10/24/25	USD	235.00	USD	110	(928)
Apple, Inc.	252	10/24/25	USD	235.00	USD	6,417	(534,240)
Astera Labs, Inc.	72	10/24/25	USD	270.00	USD	1,410	(10,080)
Broadcom, Inc.	227	10/24/25	USD	390.00	USD	7,489	(28,829)
Broadcom, Inc.	227	10/24/25	USD	410.00	USD	7,489	(14,528)
Cadence Design Systems, Inc.	91	10/24/25	USD	380.00	USD	3,196	(27,755)
Cadence Design Systems, Inc.	67	10/24/25	USD	365.00	USD	2,353	(46,230)
Crowdstrike Holdings, Inc., Class A	36	10/24/25	USD	540.00	USD	1,765	(14,850)
Lam Research Corp.	274	10/24/25	USD	135.00	USD	3,669	(154,810)
Mastercard, Inc., Class A	48	10/24/25	USD	595.00	USD	2,730	(16,440)
MercadoLibre, Inc.	10	10/24/25	USD	2,500.00	USD	2,337	(33,000)
Meta Platforms, Inc., Class A	100	10/24/25	USD	800.00	USD	7,344	(41,000)
Microsoft Corp.	129	10/24/25	USD	525.00	USD	6,682	(103,845)
Amazon.com, Inc.	25	10/31/25	USD	230.00	USD	549	(13,625)
Apple, Inc.	101	10/31/25	USD	265.00	USD	2,572	(39,643)
Credo Technology Group Holding Ltd.	156	10/31/25	USD	170.00	USD	2,272	(94,380)
Microsoft Corp.	73	10/31/25	USD	535.00	USD	3,781	(70,810)
NVIDIA Corp.	284	10/31/25	USD	185.00	USD	5,299	(269,090)
Oracle Corp.	198	10/31/25	USD	340.00	USD	5,569	(54,351)
ServiceNow, Inc.	23	10/31/25	USD	1,000.00	USD	2,117	(50,715)
Shopify, Inc., Class A	75	10/31/25	USD	155.00	USD	1,115	(45,937)
Snowflake, Inc., Class A	136	10/31/25	USD	240.00	USD	3,067	(72,760)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12	10/31/25	USD	285.00	USD	335	(12,840)
Take-Two Interactive Software, Inc.	57	10/31/25	USD	255.00	USD	1,473	(63,840)
Tesla, Inc.	13	10/31/25	USD	425.00	USD	578	(56,225)
Amazon.com, Inc.	67	11/07/25	USD	235.00	USD	1,471	(32,328)
Crowdstrike Holdings, Inc., Class A	30	11/07/25	USD	500.00	USD	1,471	(59,550)
DoorDash, Inc., Class A	73	11/07/25	USD	275.00	USD	1,986	(122,640)
Flex Ltd.	407	11/07/25	USD	57.75	USD	2,359	(140,319)
Lam Research Corp.	31	11/07/25	USD	139.00	USD	415	(17,390)
Snowflake, Inc., Class A	138	11/07/25	USD	245.00	USD	3,113	(61,065)
Stubhub Holdings, Inc., Class A	385	11/07/25	USD	23.00	USD	648	(30,158)
							$ (8,481,020)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SoftBank Group Corp.	Bank of America N.A.	22,900	10/03/25	JPY	15,862.75	JPY	427,319	$ (437,795)
Xero Ltd.	UBS AG	17,400	10/03/25	AUD	174.89	AUD	2,744	—
SoftBank Group Corp.	BNP Paribas SA	14,300	10/08/25	JPY	17,638.50	JPY	266,841	(120,595)
Nintendo Co. Ltd.	BNP Paribas SA	14,300	10/16/25	JPY	13,629.20	JPY	182,967	(13,881)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Advantest Corp.	JPMorgan Chase Bank N.A.	53,400	10/22/25	JPY	14,700.00	JPY	781,356	$ (266,586)
Siemens Energy AG	Goldman Sachs International	4,400	10/22/25	EUR	106.38	EUR	441	(7,304)
Nintendo Co. Ltd.	BNP Paribas SA	8,200	10/29/25	JPY	14,463.75	JPY	104,918	(7,409)
Siemens Energy AG	Barclays Bank PLC	6,600	11/04/25	EUR	101.40	EUR	661	(31,246)
Siemens Energy AG	Bank of America N.A.	10,700	11/05/25	EUR	101.05	EUR	1,072	(53,402)
NVIDIA Corp.	Goldman Sachs International	60,000	11/07/25	USD	191.26	USD	11,195	(512,442)
SoftBank Group Corp.	JPMorgan Chase Bank N.A.	12,900	11/07/25	JPY	20,520.00	JPY	240,717	(66,013)
								$ (1,516,673)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 11,558,340	$ —	$ 5,713,879	$ 17,272,219
Automobiles	13,609,766	—	—	13,609,766
Broadline Retail	30,036,791	—	—	30,036,791
Communications Equipment	15,390,910	—	—	15,390,910
Diversified Consumer Services	3,188,065	—	7,296,294	10,484,359
Electrical Equipment	—	12,164,501	—	12,164,501
Electronic Equipment, Instruments & Components	11,408,206	—	—	11,408,206
Entertainment	36,797,618	9,274,862	—	46,072,480
Financial Services	13,252,135	11,623,914	8,986,566	33,862,615
Hotels, Restaurants & Leisure	9,582,208	—	—	9,582,208
Interactive Media & Services	85,837,180	—	1,139,289	86,976,469
IT Services	46,573,234	—	2,674,983	49,248,217
Media	—	20,193,493	—	20,193,493
Professional Services	6,347,908	—	—	6,347,908
Semiconductors & Semiconductor Equipment	436,866,588	25,180,918	11,087,264	473,134,770
Software	281,236,569	8,814,343	30,956,447	321,007,359
Specialty Retail	—	—	58,899	58,899
Technology Hardware, Storage & Peripherals	83,225,052	—	—	83,225,052
Wireless Telecommunication Services	—	30,144,524	—	30,144,524
Convertible Notes	—	—	1,246,902	1,246,902

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$ —	$ —	$ 244,910,853	$ 244,910,853
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,233,890	—	—	11,233,890
	$1,096,144,460	$117,396,555	$314,071,376	$1,527,612,391
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (8,214,353)	$ (1,783,340)	$ —	$ (9,997,693)

(a)	Derivative financial instruments are options written. Options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Convertible Notes	Preferrred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 55,665,715	$ 1,695,787	$ 220,068,321	$ — (a)	$ 277,429,823
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—
Net realized gain (loss)	—	—	(7,996,429)	—	(7,996,429)
Net change in unrealized appreciation (depreciation)(b)	(4,378,662)	(8,448,884)	56,021,844	—	43,194,298
Purchases	24,598,546	7,999,999	31,820,013	—	64,418,558
Sales	(7,971,978)	—	(55,002,896)	—	(62,974,874)
Closing balance, as of September 30, 2025	$ 67,913,621	$ 1,246,902	$ 244,910,853	$ — (a)	$ 314,071,376
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(b)	$ 871,682	$ (8,448,884)	$ 43,782,181	$ — (a)	$ 36,204,979

(a)	Rounds to less than $1.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $7.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$67,913,621	Market	Revenue Multiple	1.30x - 27.50x	15.89x
			Volatility	70% - 80%	79%
			Time to Exit	3.0- 3.0 years	3.0 years
			Gross Profit Multiple	8.25x -17.25x	14.38x

Preferred Stocks	244,910,847	Market	Revenue Multiple	1.50x - 27.50x	15.22x
			Volatility	70% - 95%	74%
			Time to Exit	0.2 -4.0 years	3.4 years
			Market Adjustment Multiple	0.85x-1.10x	0.98x
			Terminal Growth Rate	5%	—
			Gross Profit Multiple	8.50x	—

Convertible Notes	1,246,901	Market	Revenue Multiple	6.00x	—
			Volatility	95%	—
			Time to Exit	0.2 years	—
	$314,071,369

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Science and Technology Trust (BST)

Currency Abbreviation
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt